Investments in joint ventures	3 Months Ended
Mar. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
12. Investments in joint ventures

	As of
	March 31,	December 31,
(in thousands of U.S. dollars)	2017	2016
Accumulated losses of joint ventures	$21,077	$25,886

The Partnership has a 50% interest in each of SRV Joint Gas Ltd. (owner of the Neptune) and SRV Joint Gas Two Ltd. (owner of the GDF Suez Cape Ann ). The following table presents the summarized financial information for 100% of the combined joint ventures on an aggregated basis.

	Three months ended
	March 31,
(in thousands of U.S. dollars)	2017	2016
Time charter revenues	$21,848	$21,478
Operating expenses	(5,238)	(4,386)
Depreciation and amortization	(5,035)	(4,913)
Operating income	11,575	12,179
Unrealized gain (loss) on derivative instruments	4,992	(17,985)
Other financial expense, net	(7,104)	(7,764)
Net income (loss)	$9,463	$(13,570)
Share of joint ventures owned	50%	50%
Share of joint ventures net income (loss) before eliminations	4,732	(6,785)
Eliminations	77	77
Equity in earnings (losses) of joint ventures	$4,809	$(6,708)

	As of
	March 31,	December 31,
(in thousands of U.S. dollars)	2017	2016
Cash and cash equivalents	$2,314	$9,506
Restricted cash	8,223	8,458
Other current assets	5,307	4,492
Total current assets	15,844	22,456
Restricted cash	25,122	25,107
Vessels, net of accumulated depreciation	562,683	567,187
Total long-term assets	587,805	592,294
Current portion of long-term debt	23,870	23,503
Amounts and loans due to owners and affiliates	11,496	13,654
Derivative instruments	12,769	13,588
Other current liabilities	14,387	20,145
Total current liabilities	62,522	70,890
Long-term debt	447,939	453,957
Loans due to owners and affiliates	582	1,887
Derivative instruments	75,360	79,533
Other long-term liabilities	42,227	42,929
Total long-term liabilities	566,108	578,306
Net liabilities	$(24,981)	$(34,446)
Share of joint ventures owned	50%	50%
Share of joint ventures net liabilities before eliminations	(12,491)	(17,223)
Eliminations	(8,586)	(8,663)
Accumulated losses of joint ventures	$(21,077)	$(25,886)